Share capital - Summary of share purchase warrants (Detail) - Warrant [Member] warrants in Thousands	12 Months Ended
Dec. 31, 2019 warrants $ / shares
Exercise price range one [Member]
Statement [Line Items]
Number of share purchase warrants | warrants	8,655
Exercise price per share | $ / shares	$ 0.55
Expiry	Jan. 10, 2022
Exercise price range Two [Member]
Statement [Line Items]
Number of share purchase warrants | warrants	610
Exercise price per share | $ / shares	$ 0.55
Expiry	Jan. 12, 2022